Leases (Details) - Schedule of Components of Lease Expense - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Lease Expense [Abstract]
Amortization of ROU asset	$ 28,875	$ 17,985	$ 86,625	$ 30,635	$ 52,863
Accretion of operating lease liability	6,312	6,828	20,141	11,322	10,695
Total operating lease expense					63,558
Other lease expense	10,605	401	31,936	1,233	8,723
Total	$ 45,792	$ 25,214	$ 138,702	$ 43,190	$ 72,281
Weighted-average remaining lease term:
Operating leases (in years)	7 years 11 months 26 days		7 years 11 months 26 days		8 years 5 months 4 days
Weighted-average Discount rate:
Operating leases	4.05%		4.05%		4.08%